GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.0%
Bond Funds – 57.8%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 92,977
8,727	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	502,937
19,235	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,037,607
43,070	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,096,217
879	Invesco Senior Loan ETF	19,514
2,261	iShares JP Morgan EM Local Currency Bond ETF	99,823
3,063	iShares JP Morgan USD Emerging Markets Bond ETF	342,627
4,468	Vanguard Long-Term Corporate Bond ETF	460,606

		4,652,308

Foreign Stock Funds – 16.8%
6,103	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	249,613
25,720	Goldman Sachs ActiveBeta International Equity ETF(a)	910,488
1,586	iShares Global Infrastructure ETF	74,510
1,478	iShares MSCI EAFE Small-Cap ETF	112,520

		1,347,131

Stock Funds – 23.4%
9,601	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	803,028
1,814	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	116,368
16,172	Goldman Sachs MarketBeta U.S. Equity ETF(a)	943,959
173	Health Care Select Sector SPDR Fund	21,383

		1,884,738

TOTAL EXCHANGE TRADED FUNDS (Cost $6,978,221)		$7,884,177

Shares	Dividend Rate	Value

Investment Company(a) – 0.9%
Goldman Sachs Financial Square Government Fund - Class R6
66,622	0.026%	$ 66,622
(Cost $66,622)

TOTAL INVESTMENT COMPANIES (Cost $66,622)		$66,622

TOTAL INVESTMENTS — 98.9% (Cost $7,044,843)		$7,950,799

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		92,013

NET ASSETS — 100.0%		$8,042,812

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF — Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/18/21	$226,860	$(6,361)

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.8%
Bond Funds – 52.6%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 85,045
10,334	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	595,549
20,199	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,089,609
44,223	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,152,333
937	Invesco Senior Loan ETF	20,801
3,008	iShares JP Morgan EM Local Currency Bond ETF*	132,803
2,736	iShares JP Morgan USD Emerging Markets Bond ETF	306,049
4,754	Vanguard Long-Term Corporate Bond ETF	490,090

		4,872,279

Foreign Stock Funds – 18.7%
8,174	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	334,317
32,360	Goldman Sachs ActiveBeta International Equity ETF(a)	1,145,544
2,325	iShares Global Infrastructure ETF	109,228
1,889	iShares MSCI EAFE Small-Cap ETF	143,810

		1,732,899

Stock Funds – 26.5%
12,329	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,031,197
1,824	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	117,010
22,032	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,286,008
185	Health Care Select Sector SPDR Fund	22,866

		2,457,081

TOTAL EXCHANGE TRADED FUNDS (Cost $7,923,970)		$9,062,259

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund - Class R6
94,331	0.026%	$ 94,331
(Cost $94,331)

TOTAL INVESTMENTS — 98.8% (Cost $8,018,301)		$9,156,590

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		108,713

NET ASSETS — 100.0%		$9,265,303

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF — Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/18/21	$340,290	$(9,633)

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.4%
Bond Funds – 45.0%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 57,163
6,405	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	369,120
10,941	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	590,198
24,528	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,193,778
607	Invesco Senior Loan ETF	13,475
1,340	iShares JP Morgan EM Local Currency Bond ETF	59,161
1,863	iShares JP Morgan USD Emerging Markets Bond ETF	208,395
3,113	Vanguard Long-Term Corporate Bond ETF	320,919

		2,812,209

Foreign Stock Funds – 21.8%
6,032	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	246,709
26,363	Goldman Sachs ActiveBeta International Equity ETF(a)	933,250
1,112	iShares Global Infrastructure ETF	52,242
1,673	iShares MSCI EAFE Small-Cap ETF	127,366

		1,359,567

Stock Funds – 30.6%
9,867	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	825,276
1,464	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	93,915
16,802	Goldman Sachs MarketBeta U.S. Equity ETF(a)	980,733
120	Health Care Select Sector SPDR Fund	14,832

		1,914,756

TOTAL EXCHANGE TRADED FUNDS (Cost $5,221,568)		$6,086,532

Shares	Dividend Rate	Value

Investment Company(a) – 1.7%
Goldman Sachs Financial Square Government Fund - Class R6
103,155	0.026%	$ 103,155
(Cost $103,155)

TOTAL INVESTMENTS — 99.1% (Cost $5,324,723)		$6,189,687

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		58,139

NET ASSETS — 100.0%		$6,247,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF — Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	06/18/21	$226,860	$(6,361)

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.3%
Bond Funds – 29.9%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 84,048
5,327	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	306,995
8,478	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	457,335
18,853	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	917,575
837	Invesco Senior Loan ETF	18,581
1,760	iShares JP Morgan EM Local Currency Bond ETF	77,704
2,382	iShares JP Morgan USD Emerging Markets Bond ETF	266,451
3,192	Vanguard Long-Term Corporate Bond ETF	329,063

		2,457,752

Foreign Stock Funds – 27.1%
10,117	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	413,785
43,831	Goldman Sachs ActiveBeta International Equity ETF(a)	1,551,618
1,606	iShares Global Infrastructure ETF	75,450
2,493	iShares MSCI EAFE Small-Cap ETF	189,792

		2,230,645

Stock Funds – 40.3%
16,834	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,407,996
3,348	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	214,774
28,638	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,671,600
165	Health Care Select Sector SPDR Fund	20,394

		3,314,764

TOTAL EXCHANGE TRADED FUNDS (Cost $6,554,110)		$8,003,161

Shares	Dividend Rate	Value

Investment Company(a) – 1.4%
Goldman Sachs Financial Square Government Fund - Class R6
113,794	0.026%	$ 113,794
(Cost $113,794)

TOTAL INVESTMENTS — 98.7% (Cost $6,667,904)		$8,116,955

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		107,555

NET ASSETS — 100.0%		$8,224,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF — Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/18/21	$340,290	$(9,628)

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.0%
Bond Funds – 13.0%
2,126	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 106,045
2,044	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	117,796
2,526	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	136,262
4,247	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	206,701
926	Invesco Senior Loan ETF	20,557
1,561	iShares JP Morgan EM Local Currency Bond ETF	68,918
2,295	iShares JP Morgan USD Emerging Markets Bond ETF	256,719
3,107	Vanguard Long-Term Corporate Bond ETF	320,301

		1,233,299

Foreign Stock Funds – 33.7%
15,523	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	634,891
62,231	Goldman Sachs ActiveBeta International Equity ETF(a)	2,202,977
1,637	iShares Global Infrastructure ETF	76,906
3,812	iShares MSCI EAFE Small-Cap ETF	290,208

		3,204,982

Stock Funds – 51.3%
26,968	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,255,603
6,865	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	440,390
36,858	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,151,401
183	Health Care Select Sector SPDR Fund	22,619

		4,870,013

TOTAL EXCHANGE TRADED FUNDS (Cost $7,118,622)		$9,308,294

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund - Class R6
72,491	0.026%	$ 72,491
(Cost $72,491)

TOTAL INVESTMENTS — 98.8% (Cost $7,191,113)		$9,380,785

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		117,795

NET ASSETS — 100.0%		$9,498,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/18/21	$340,290	$(9,623)

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.2%
Bond Funds – 7.7%
1,602	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 79,908
963	Invesco Senior Loan ETF	21,378
2,722	iShares JP Morgan USD Emerging Markets Bond ETF	304,483
3,630	Vanguard Long-Term Corporate Bond ETF	374,217

		779,986

Foreign Stock Funds – 36.3%
18,334	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	749,861
70,579	Goldman Sachs ActiveBeta International Equity ETF(a)	2,498,497
1,739	iShares Global Infrastructure ETF	81,698
4,466	iShares MSCI EAFE Small-Cap ETF	339,996

		3,670,052

Stock Funds – 54.2%
28,519	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,385,329
8,182	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	524,875
43,586	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,544,115
190	Health Care Select Sector SPDR Fund	23,484

		5,477,803

TOTAL EXCHANGE TRADED FUNDS (Cost $7,529,752)		$ 9,927,841

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund - Class R6
51,525	0.026%	$ 51,525
(Cost $51,525)

TOTAL INVESTMENTS — 98.7% (Cost $7,581,277)		$ 9,979,366

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		132,985

NET ASSETS — 100.0%		$10,112,351

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF — Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/18/21	$340,290	$(9,608)

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.2%
Bond Funds – 7.9%
1,558	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 77,713
849	Invesco Senior Loan ETF	18,848
2,350	iShares JP Morgan USD Emerging Markets Bond ETF	262,871
3,096	Vanguard Long-Term Corporate Bond ETF	319,167

		678,599

Foreign Stock Funds – 36.0%
15,348	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	627,733
59,037	Goldman Sachs ActiveBeta International Equity ETF(a)	2,089,910
1,598	iShares Global Infrastructure ETF	75,074
3,723	iShares MSCI EAFE Small-Cap ETF	283,432

		3,076,149

Stock Funds – 54.3%
24,690	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,065,071
6,399	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	410,496
36,670	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,140,428
171	Health Care Select Sector SPDR Fund	21,136

		4,637,131

TOTAL EXCHANGE TRADED FUNDS (Cost $6,337,814)		$8,391,879

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund - Class R6 ()
41,566	0.026%	$ 41,566
(Cost $41,566)

TOTAL INVESTMENTS — 98.7% (Cost $6,379,380)		$8,433,445

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		112,053

NET ASSETS — 100.0%		$8,545,498

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/18/21	$340,290	$(9,458)

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.9%
Bond Funds – 7.7%
1,509	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 75,269
916	Invesco Senior Loan ETF	20,335
2,595	iShares JP Morgan USD Emerging Markets Bond ETF	290,277
3,389	Vanguard Long-Term Corporate Bond ETF	349,372

		735,253

Foreign Stock Funds – 35.7%
17,267	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	706,220
64,736	Goldman Sachs ActiveBeta International Equity ETF(a)	2,291,654
1,627	iShares Global Infrastructure ETF	76,437
4,137	iShares MSCI EAFE Small-Cap ETF	314,950

		3,389,261

Stock Funds – 54.5%
27,140	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,269,990
7,681	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	492,736
40,922	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,388,617
181	Health Care Select Sector SPDR Fund	22,372

		5,173,715

TOTAL EXCHANGE TRADED FUNDS (Cost $7,039,229)		$9,298,229

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund - Class R6
70,746	0.026%	$ 70,746
(Cost $70,746)

TOTAL INVESTMENTS — 98.7% (Cost $7,109,975)		$9,368,975

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		127,659

NET ASSETS — 100.0%		$9,496,634

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	3	06/18/21	$340,290	$(9,373)

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.9%
Bond Funds – 8.0%
1,972	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 98,363
1,054	Invesco Senior Loan ETF	23,399
3,014	iShares JP Morgan USD Emerging Markets Bond ETF	337,146
3,850	Vanguard Long-Term Corporate Bond ETF	396,897

		855,805

Foreign Stock Funds – 36.2%
19,910	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	814,319
73,811	Goldman Sachs ActiveBeta International Equity ETF(a)	2,612,909
1,724	iShares Global Infrastructure ETF	80,994
4,650	iShares MSCI EAFE Small-Cap ETF	354,004

		3,862,226

Stock Funds – 53.7%
30,174	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	2,523,753
8,145	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	522,502
45,330	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,645,912
208	Health Care Select Sector SPDR Fund	25,709

		5,717,876

TOTAL EXCHANGE TRADED FUNDS (Cost $7,903,564)		$10,435,907

Shares	Dividend Rate	Value

Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund - Class R6
116,791	0.026%	$ 116,791
(Cost $116,791)

TOTAL INVESTMENTS — 99.0% (Cost $8,020,355)		$10,552,698

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		107,175

NET ASSETS — 100.0%		$10,659,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	4	06/18/21	$453,720	$(12,510)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and ETFs Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of May 31, 2021:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,884,177	$—	$—
Investment Company	66,622	—	—

Total	$7,950,799	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(6,361)	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,062,259	$—	$—
Investment Company	94,331	—	—

Total	$9,156,590	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(9,633)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,086,532	$—	$—
Investment Company	103,155	—	—

Total	$6,189,687	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(6,361)	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,003,161	$—	$—
Investment Company	113,794	—	—

Total	$8,116,955	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(9,628)	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,308,294	$—	$—
Investment Company	72,491	—	—

Total	$9,380,785	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(9,623)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,927,841	$—	$—
Investment Company	51,525	—	—

Total	$9,979,366	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(9,608)	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,391,879	$—	$—
Investment Company	41,566	—	—

Total	$8,433,445	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(9,458)	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,298,229	$—	$—
Investment Company	70,746	—	—

Total	$9,368,975	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(9,373)	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,435,907	$—	$—
Investment Company	116,791	—	—

Total	$10,552,698	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(12,510)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.